Offerings - Offering: 1	Sep. 24, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered	9,200,000
Proposed Maximum Offering Price per Unit	28
Maximum Aggregate Offering Price	$ 257,600,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 38,021.76
Offering Note
(1)
Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fees for Registration Statement
No. 333-263342
filed by the registrant on March 7, 2022.

(2)	Reflects the potential additional issuance of 1,200,000 shares of our common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares.